As filed with the Securities and Exchange Commission on or about April 21, 2022

Registration Statement File No. 333-22557

Registration Statement File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐        Pre-Effective Amendment No.

☒        Post-Effective Amendment No. 32

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 240

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐                        immediately upon filing pursuant to paragraph (b)

☒                     on    April 21, 2022    pursuant to paragraph (b) of Rule 485.

☐                        60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                        on                            pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐                        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A and B

The Prospectus, dated May 1, 2021, as supplemented, and the Statement of Additional Information, dated May 1, 2021, are incorporated into Parts A and B of this Post-Effective Amendment No. 32 by reference to Registrant’s filing under Rule 485(b) as filed on April 28, 2021.

A supplement dated April 21, 2022 to the Prospectus is included in Part A of this Post-Effective Amendment No. 32.

Supplement dated April 21, 2022 to the Prospectuses

dated May 1, 2021, as supplemented

for:

Strategic Group Variable Universal Life®

Variable Universal Life II

Issued by Massachusetts Mutual Life Insurance Company

and to the Prospectuses dated May 1, 2021, for:

Variable Universal Life

Issued by Massachusetts Mutual Life Insurance Company in New York and California

and C.M. Life Insurance Company in all other states

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement revises the above-referenced Prospectuses to reflect updates to the investment choices available through your policy/contract occurring on April 29, 2022:

Addition of New Fund

Beginning April 29, 2022, the Invesco V.I. Core Plus Bond Fund will be available as an investment choice through your policy/contract. The table below lists the fund’s adviser and the fund type. For more information about the new fund, please read the fund prospectus.

Fixed Income
Invesco V.I. Core Plus Bond Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A

Fund Merger

After the close of the New York Stock Exchange (“NYSE”) on April 29, 2022, the Invesco V.I. Core Bond Fund will merge into the Invesco V.I. Core Plus Bond Fund (the “Merger”).

After the close of the New York Stock Exchange on April 29, 2022, we will transfer policy/contract value allocated to the Invesco V.I. Core Bond Fund into the Invesco V.I. Core Plus Bond Fund. If you submit transaction requests (in good order) involving the Invesco V.I. Core Bond Fund before the close of the NYSE on April 29, 2022, we will process those requests prior to the Merger.

April 21, 2022	page 1 of 2	PS21-4

Once the Merger occurs, the Invesco V.I. Core Bond Fund will no longer be available as an investment choice. Additionally, once the Merger occurs, we will consider any reference to the Invesco V.I. Core Bond Fund in a written transaction request received in good order to be a reference to the Invesco V.I. Core Plus Bond Fund.

Impact on Automatic Programs and Purchase Payment Allocations. After April 29, 2022, if you have current automatic program elections and/or purchase payment instructions on file directing us to utilize the Invesco V.I. Core Bond Fund, we will replace the Invesco V.I. Core Bond Fund with the Invesco V.I. Core Plus Bond Fund.

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.massmutual.com/contact-us, or call our Customer Service Center:

Strategic Group Variable Universal Life® variable product	1-800-548-0073 8 a.m. - 5 p.m. Eastern Time
All other variable products	1-800-272-2216 8 a.m. - 8 p.m. Eastern Time

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.massmutual.com.

April 21, 2022	page 2 of 2	PS21-4

PART C

OTHER INFORMATION

Item 30.	Exhibits

Exhibit (a)	Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account I – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

Exhibit (b)	Not Applicable

Exhibit (c)	i.	Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

	ii.	Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated December 16, 2014 by and between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company on behalf of Massachusetts Mutual Variable Life Separate Account I – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

	iii.	Template for Insurance Products Distribution Agreement (MMLD) (Version 04/15) – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

Exhibit (d)	i.	Form of Flexible Premium Adjustable Variable Life Certificate with Variable Rider *

	ii.	Form of Accidental Death and Dismemberment Rider *

	iii.	Form of Waiver of Monthly Charges Rider *

	iv.	Form of Accelerated Benefits Rider *

Exhibit (e)	Application for Flexible Premium Adjustable Variable Life Certificate with Variable Rider *

Exhibit (f)	i.	Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

	ii.	By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (g)	Reinsurance Contracts

	i.	Hannover Life Reassurance Company of America

		a.	Automatic YRT Agreement effective April 1, 2005 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) and amendments effective April 1, 2005, April 1, 2006, September 1, 2006, February 9, 2007, April 1, 2007, January 1, 2008, April 1, 2008, July 1, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-22557 filed April 28, 2009

			1.	Amendments dated November 20, 2008, January 1, 2009 (Part II), and August 27, 2009, effective April 1, 2005 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-22557 filed April 27, 2010

			2.	Amendment dated August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-65887 filed April 26, 2011

			3.	Amendments dated July 1, 2008, April 1, 2009, and January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

			4.	Amendment effective August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

			5.	Amendments effective April 1, 2012 and April 20, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		6.	Amendment effective April 1, 2005; and for NY Business Only: Amendment effective April 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

		7.	Amendment effective June 1, 2014; and for NY Business Only: Amendment effective June 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

		8.	Amendment effective December 31, 2016 – Incorporated by reference to Post-Effective Amendment No. 30 to Registration File No. 333-22557 filed April 28, 2020

		9.	Amendments effective October 1, 2018, October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-206438 filed April 28, 2020

		10.	Amendment effective January 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 333-22557 filed April 28, 2021

	b.	Automatic YRT Agreement effective April 1, 2010 (NY Business Only) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		1.	Amendment effective August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

		2.	Amendments effective April 1, 2012 and April 20, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		3.	Amendment effective April 1, 2005; and for NY Business Only: Amendment effective April 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

		4.	Amendment effective June 1, 2014; and for NY Business Only: Amendment effective June 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

		5.	Amendments effective October 1, 2018, October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-206438 filed April 28, 2020

		6.	Amendment effective January 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 333-22557 filed April 28, 2021

ii.	Hartford Life and Accident Insurance Company

	a.	Automatic/Facultative YRT Agreement effective April 1, 2005 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) and amendments effective April 1, 2005, March 9, 2006, April 1, 2006, September 1, 2006, February 9, 2007, April 1, 2007, February 1, 2008, April 1, 2008, April 1, 2008, July 1, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-22557 filed April 28, 2009

		1.	Amendments dated November 20, 2008 and January 1, 2009 (Part II) – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-22557 filed April 27, 2010

		2.	Amendments dated April 1, 2005, July 1, 2008, April 1, 2009, August 1, 2009, January 1, 2010, and January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		3.	Amendments effective April 1, 2010 and August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

		4.	Amendment effective April 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		5.	Amendment effective April 1, 2005 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

iii.	Munich American Reassurance Company

	a.	Automatic/Facultative YRT Agreement effective April 1, 2005 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) and amendments effective April 1, 2005, September 1, 2006, February 9, 2007, April 1, 2007, January 1, 2008, April 1, 2008, July 1, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-22557 filed April 28, 2009

		1.	Amendments dated November 20, 2008 and January 1, 2009 (Part II) – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-22557 filed April 27, 2010

		2.	Amendments dated July 1, 2008, April 1, 2009, January 1, 2010, and January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		3.	Amendment effective April 1, 2005 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		4.	Amendments effective April 1, 2012 and April 20, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		5.	Amendment effective April 1, 2005 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

		6.	Amendments dated November 20, 2008 and January 1, 2009 (Part II) – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-22557 filed April 27, 2010

		7.	Amendments dated July 1, 2008, April 1, 2009, January 1, 2010, and January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		8.	Amendments effective April 1, 2012 and April 20, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		9.	Amendment effective June 1, 2014; and for NY Business Only: Amendment effective June 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

		10.	Amendments effective December 31, 2016 and December 31, 2016 – Incorporated by reference to Post-Effective Amendment No. 30 to Registration File No. 333-22557 filed April 28, 2020

		11.	Amendments effective October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020

		12.	Amendment effective January 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 333-22557 filed April 28, 2021

	b.	Automatic/Facultative YRT Agreement effective April 1, 2010 (NY Business Only) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		1.	Amendment effective April 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		2.	Amendments effective April 1, 2012 and April 20, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		3.	Amendment effective April 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

		4.	Amendment effective April 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

		5.	Amendment effective June 1, 2014; and for NY Business Only: Amendment effective June 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

		6.	Amendments effective October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed on April 28, 2020

		7.	Amendment effective January 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 333-22557 filed April 28, 2021

iv.	RGA Reinsurance Company

	a.	Automatic/Facultative YRT Agreement effective April 1, 2005 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) and amendments effective April 1, 2005, April 1, 2005, February 1, 2006, September 1, 2006, February 9, 2007, August 10, 2007, January 1, 2008, February 1, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-22557 filed April 28, 2009

		1.	Amendments dated November 20, 2008 and January 1, 2009 (Part II) – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-22557 filed April 27, 2010

		2.	Amendment effective August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 28, 2011

		3.	Amendments dated July 1, 2008 and January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		4.	Amendment effective August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

		5.	Amendments effective February 1, 2012 and April 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		6.	Amendment effective April 1, 2005 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		7.	Amendment effective April 20, 2013 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

		8.	Amendment effective June 1, 2014; and for NY Business Only: Amendment effective June 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

		9.	Amendments effective February 1, 2016 and February 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 30 to Registration File No. 333-22557 filed April 28, 2020

		10.	Amendments effective October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020

		11.	Amendments effective February 1, 2018, January 1, 2020, February 1, 2020 and December 8, 2020 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 333-22557 filed April 28, 2021

	b.	Automatic/Facultative YRT Agreement effective April 1, 2010 (NY Business Only) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		1.	Amendment effective June 1, 2014; and for NY Business Only: Amendment effective June 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

v.	Scottish Re (U.S) Inc.

	a.	Automatic YRT Agreement effective April 1, 2005 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) amendments effective April 1, 2005, April 1, 2006, September 1, 2006, February 9, 2007, April 1, 2007, April 1, 2008, July 1, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-22557 filed April 28, 2009

		1.	Amendments dated November 20, 2008, and August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		2.	Amendment effective August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

		3.	Amendment effective May 31, 2016 – Incorporated by reference to Post-Effective Amendment No. 30 to Registration File No. 333-22557 filed April 28, 2020

vi.	Swiss Re Life & Health America Inc.

	a.	Automatic and Facultative YRT Agreement effective April 1, 2005 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) and amendments effective April 1, 2005, April 1, 2006, September 1, 2006, February 9, 2007, April 1, 2007, January 1, 2008, February 1, 2008, April 1, 2008, July 1, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-22557 filed April 28, 2009

		1.	Amendments dated November 20, 2008 and January 1, 2009 (Part II) – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-22557 filed April 27, 2010

		2.	Amendment dated August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011

		3.	Amendments dated April 1, 2005, July 1, 2008, April 1, 2009, January 1, 2010, and January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		4.	Amendment effective February 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

		5.	Amendments effective February 1, 2012 and April 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		6.	Amendments effective April 1, 2005 and December 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		7.	Amendments effective April 1, 2005, February 1, 2013 and April 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

		8.	Amendment effective February 1, 2014; and for NY Business Only: Amendment effective February 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

		9.	Amendment effective March 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

		10.	Amendments effective January 1, 2015 and February 1, 2015 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-22557 filed April 27, 2016

		11.	Amendments effective February 1, 2016, December 31, 2016 and January 31, 2018 – Incorporated by reference to Post-Effective Amendment No. 30 to Registration File No. 333-22557 filed April 28, 2020

		12.	Amendments effective October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020

13.	Amendment effective January 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 333-22557 filed April 28, 2021

		b.	Automatic and Facultative YRT Agreement effective April 1, 2010 (NY Business Only) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

			1.	Amendment effective February 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

			2.	Amendment effective April 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

			3.	Amendment effective December 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

			4.	Amendments effective April 1, 2010, February 1, 2013 and April 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

			5.	Amendment effective April 1, 2014; and for NY Business Only: Amendment effective April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

			6.	Amendments effective January 1, 2015 and February 1, 2015 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-22557 filed April 27, 2016

			7.	Amendments effective February 1, 2016 and January 31, 2018 – Incorporated by reference to Post-Effective Amendment No. 30 to Registration File No. 333-22557 filed April 28, 2020

			8.	Amendments effective October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020

			9.	Amendment effective January 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 333-22557 filed April 28, 2021

Exhibit (h)	i.	Participation, Selling, Servicing Agreements:

		a.	AIM Funds (Invesco Funds)

			1.	Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

				i.	Amendment No. 1 effective as of July 1, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

				ii.	Amendment No. 2 effective April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

				iii.	Amendment No. 3 effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

				iv.	Amendment No. 4 dated May 3, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

			2.	Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) - Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

				i.	Amendment No. 1 dated May 24, 2019 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

			3.	Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		b.	American Century Funds

			1.	Shareholder Services Agreement dated as of May 14, 1998 (American Century Investment Management, Inc., Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

i.	Amendment No. 1 dated and effective as of May 1, 1999 (MML Bay State Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

ii.	Amendment No. 2 dated and effective as of September 1, 1999 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

iii.	Amendment No. 3 dated and effective as of January 1, 2000 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

iv.	Amendment No. 4 dated and effective as of August 1, 2003 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

v.	Amendment No. 5 effective as of November 1, 2008 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

vi.	Amendment No. 6 effective as of March 1, 2011 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

vii.	Amendment No. 7 effective July 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

viii.	Amendment No. 8 dated October 16, 2020 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 28, 2021

c.	Fidelity® Funds

1.	Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

	i.	First Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

	ii.	Amendment dated January 21, 2019 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

	iii	Amendment dated October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

	iv.	Amendment dated March 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

2.	Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

3.	Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC) - Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

	i.	First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

	ii.	Second Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

	iii.	Third Amendment dated November 1, 2018 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

	iv.	Fourth Amendment dated September 28, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Registration Statement File No. 333-206438 filed November 15, 2021

4.	Service Agreement dated October 1, 1999 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

	i.	Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

ii.	Second Amendment dated December 13, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018

iii.	Third Amendment dated January 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed April 28, 2021

d.	MFS® Funds

	1.	Participation Agreement dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-22557 filed April 26, 2017

		i.	First Amendment dated October 1, 2020 to the Amended and Restated Participation Agreement dated October 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

	2.	Shareholder Services Letter Agreement (re Administrative Services) dated October 1, 2016 (MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-259818 filed December 17, 2021

e.	MML Funds

	1.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iii.	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

v.	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

vi.	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

vii.	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

viii.	Eighth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

ix.	Ninth Amendment dated June 2, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

f.	MML II Funds

	1.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iii.	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		v.	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		vi.	Six Amendment dated and effective August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		vii.	Seventh Amendment dated and effective November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		viii.	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		ix.	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		x.	Tenth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

		xi.	Eleventh Amendment dated June 2, 2021 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021

g.	T. Rowe Price Funds

	1.	Participation Agreement dated as of June 1, 1998 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

i.	Amendment effective December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

ii.	Amendment effective May 1, 2006 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

iii.	Amendment effective January 7, 2008 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

iv.	Amendment effective March 21, 2013 – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

v.	Amendment effective September 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

vi.	Amendment dated November 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

vii.	Variable Insurance Funds NSCC Services Supplement dated December 4, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)

	a.	AIM Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	Amendment No. 1 dated June 30, 2020 – Incorporated by reference to Pre-Effective Amendment 3 to Registration Statement File No. 333-229670 filed October 2, 2020

	b.	American Century Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

	c.	Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		d.	MFS® Fund Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) - Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

		e.	MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		f.	MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		g.	T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement File No. 333-259818 filed September 27, 2021

			1.	Amendment dated as of March 1, 2017 (T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. are each made a party to the agreement) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-22557 filed April 26, 2017

			2.	Amendment dated November 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 28, 2021

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered – Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement File No. 333-22557 filed on November 8, 2019

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Auditor Consents:

		•	Company Financial Statements
		•	Separate Account Financial Statements

– Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 333-22557 filed April 28, 2021

	ii. a.	Powers of Attorney for:

		•	Roger W. Crandall
		•	Mark T. Bertolini
		•	Kathleen A. Corbet
		•	James H. DeGraffenreidt, Jr.
		•	Isabel D. Goren
		•	Jeffrey H. Leiden
		•	Sean Newth
		•	Laura J. Sen
		•	William T. Spitz
		•	H. Todd Stitzer
		•	Elizabeth A. Ward

– Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

	b.	Powers of Attorney * for:

		•	Bernard A. Harris, Jr.
		•	Michelle K. Lee

	iii.	Resolution Regarding the Rules and Regulations of the Board of Directors dated February 13, 2019 – Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)	SEC Procedures Memorandum dated April 1, 2022, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy *

* filed herewith

Item 31.	Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director
1295 State Street B101	49 Cross Ridge Road
Springfield, MA 01111	New Canaan, CT 06840

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	Isabella D. Goren, Director
PO Box 20917	1340 Smith Avenue, Suite 200	8030 Acoma Lane
700 Columbus Avenue	Baltimore, MD 21209	Dallas, TX 75252
New York, NY 10025

Jeffrey M. Leiden, Director	Laura J. Sen, Director	William T. Spitz, Director
15 North Beach Road	95 Pembroke Street, Unit 1	16 Wynstone
Hobe Sound, FL 33455	Boston, MA 02118	Nashville, TN 37215

H. Todd Stitzer, Lead Director	Bernard A. Harris, Jr.	Michelle K. Lee
1312 Casey Key Road	3333 Allen Parkway, #1709	19952 Moran Lane
Nokomis, FL 34275	Houston, Texas 77019	Saratoga, CA 95070

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer	Timothy Corbett, Chief Investment Officer
1295 State Street B101	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Todd G. Picken, Treasurer	Pia Flanagan, Chief of Staff to the CEO
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Employee Experience 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer	Gareth F. Ross, Head of Enterprise Technology & Experience
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S.	Geoffrey Craddock, Chief Risk Officer
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Sean Newth, Corporate Controller	Akintokunbo Akinbajo, Corporate Secretary
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 32.           Persons Controlled by or Under Common Control with the Depositor or the Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

As of 3-31-22

I.       DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation.

1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation.

2.	CML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company.

3.	CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

B.	MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company (MassMutual – 99% and MassMutual Holding LLC – 1%).

C.	MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company.

MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company.
a.	MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company.

b.	MMLISI Financial Alliances, LLC (June 27, 2001), a Delaware limited liability company.

2. MassMutual Assignment Company (October 4, 2000), a North Carolina corporation.

3.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.

4.	LifeScore Labs, LLC (previously, Society of Grownups, LLC) (April 15, 2014), a Massachusetts limited liability company.

5.    MassMutual Ventures Holding LLC (March 26, 2018), a Delaware limited liability company.

a.	MassMutual Ventures US I LLC (formerly, MassMutual Ventures LLC) (June 10, 2014), a Delaware limited liability company.

b.	MassMutual Ventures US II LLC (April 17, 2018), a Delaware limited liability company.

c.	MassMutual Ventures US III LLC (May 21, 2020), a Delaware limited liability company.

d.	MassMutual Ventures US IV LLC (December 8, 2021), a Delaware limited liability company that will hold investments.

e.	MassMutual Ventures UK LLC (July 12, 2018), a Delaware limited liability company.

f.	MassMutual Ventures Southeast Asia I LLC (September 25, 2018), a Delaware company.

g.	MassMutual Ventures Southeast Asia II LLC (December 12, 2019), a Delaware limited liability company.

h.	Athens Fund Management LLC (August 20, 2020), a Delaware limited liability company.

i.	Open Alternatives LLC (August 20, 2020), a Delaware limited liability company.

j.	MassMutual Ventures Management LLC (April 4, 2018), a Delaware limited liability company.
1.)	MassMutual Ventures SEA Management Private Limited (June 20, 2018), a Singapore company.

6. Haven Life Insurance Agency, LLC (March 17, 2014), a Delaware limited liability company.

7. MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company.

8. Fern Street LLC (April 11, 2013), a Delaware limited liability company.

9. Sleeper Street LLC (October 4, 2019), a Delaware limited liability company.

10. MM Catalyst Fund LLC (November 25, 2020), a Delaware limited liability company.

11. MM Asset Management Holding LLC, a Delaware limited liability company.

a. Barings LLC (July 5, 1940), a Delaware limited liability company.

1.)	Barings Securities LLC (July 1, 1994), a Delaware limited liability company.

2.)	Barings Guernsey Limited (February 20, 2001), a company organized under the laws of Guernsey.
a.)	Barings Europe Limited (June 5, 2017), a company organized under the laws of England and Wales.
i.	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales.

aa. Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales.

bb. Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales.

cc. Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales.

dd. Barings Global Advisers Limited (May 5, 2011), a company organized under the laws of England and Wales.

ee. Barings European Core Property Fund GP Sàrl (October 29, 2015), a special-purpose company organized in Luxembourg.

ff. Barings BME GP Sàrl (July 31, 2020), a company organized under the laws of England and Wales.

gg. Barings GPLF4(S) GP Sàrl (March 18, 2021), a company incorporated under the laws of Luxembourg.

hh. Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales.

a. Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales.

aaa.) Baring Asset Management Switzerland Sàrl (December 18, 2013), a company established under the laws of Switzerland.

bbb.) Baring France SAS Baring France SAS (July 24, 1997), a company incorporated under the laws of France.

ccc.) Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland.

ii. Barings Real Estate UK Holdings Limited (November 13, 2009), a company incorporated under the laws of England and Wales.

iii. Barings Italy S.r.l. (July 23, 2019), a company incorporated under the laws of Italy.

iv. Barings Sweden AB (July 16, 2019), a company incorporated under the laws of Sweden.

v. Barings Asset Management Spain SL (October 13, 2019), a company incorporated under the laws of Spain.

vi. Barings Netherlands B.V. (December 5,

2019), a company incorporated under the laws of the Netherlands.

vii. Barings GmbH (formerly Barings Real Estate GmbH) (January 8, 2014), a German limited liability company.

viii. Barings (U.K.) Limited (January 4, 1995), a company organized under the laws of England and Wales.

3.)	Barings Real Estate Advisers, Inc. (May 11, 2004), a Delaware corporation.

4.)	Barings Real Estate Acquisitions LLC (January 10, 2022), a Delaware limited liability company.
5.)	BMC Holdings DE LLC (March 29, 2013), a Delaware limited liability company.

6.)	Barings Finance LLC (December 12, 2012), a Delaware limited liability company.

a.)	BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland.

b.)	BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware.

c.)	BCF Senior Funding I Designated Activity Company (January 20, 2016), a company formed in the Republic of Ireland.
7.)	Baring Asset Management (Asia) Holdings Limited (June 7, 1985), a company organized in Hong Kong.

a.)	Barings Japan Limited (January 13, 1986), a company organized in Japan that is registered as a Financial Business Operator (Registration No. 396-KLFB) for Type II Financial Instruments Business, Investment Advisory and Agency Business, and Investment Management Business with the Financial Services Agency in Japan under the Financial Instruments and Exchange Act (Act No. 25 of 1948).

b.)	Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda.
c.)	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.
d.)	Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong.

i.	Baring Asset Management Korea Limited, a regulated Korean company.
ii.	Barings Investment Management (Shanghai) Limited (August 3, 2018), a company established under Chinese law.

aa. Barings Overseas Investment Fund Management (Shanghai) Limited (August 22, 2018).

e.) Barings Australia Holding Company Pty Ltd (October 12, 2009).

i. Barings Australia Pty Ltd (October 16, 2009).

f.) Barings Singapore Pte. Ltd. (November 16, 2020), an operating company established under the laws of Singapore.

D.	The MassMutual Trust Company (January 12, 2000), a federally chartered stock savings bank.
E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability company.
F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company.
G.	MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company.
H.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company.

I.	MSP-SC, LLC (August 4, 2009), a Delaware limited liability company.

J.	MML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company.
K.	MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company.

L.	JFIN Parent LLC (July 15, 2021), a Delaware limited liability company. (MassMutual holds 50% voting ownership interest and Jefferies Group, LLC holds 50% voting ownership interest.)

1.	Apex Credit Holdings LLC (formerly known as Apex Credit Partners LLC, October 20, 2014), a Delaware limited liability company.

2.	Jefferies Finance LLC (July 26, 2004), a Delaware limited liability company.

a.	JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation.
b.	JFIN Fund III LLC (October 14, 2011), a Delaware limited liability company.
c.	JFIN High Yield Investments LLC (December 16, 2015), a Delaware limited liability company formed for the purpose of investing in high yield securities.
d.	JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company.
e.	JFIN Revolver Holdings LLC (January 23, 2018), a Delaware limited liability company.
f.	JFIN Revolver Holdings II LLC (May 11, 2018), a Delaware limited liability company.

g.	JFIN GP Adviser LLC (May 11, 2018), a Delaware limited liability company.
h.	JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company.

1.)	Jefferies Finance Europe, S.L.P. (July 20, 2020), an alternative investment fund.
2.)	Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund.

i.	Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company.

1.)	JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company.

j.	JFIN Funding 2021 LLC (November 5, 2021), a Delaware limited liability company.

k.	Jefferies Private Credit BDC Inc. (January 14, 2020), a Maryland corporation.

l.	Jefferies Credit Partners LLC (formerly known as JFIN Asset Management LLC) (June 8, 2020), a Delaware limited liability company.

1.)	Apex Credit Partners LLC (formerly known as Apex Newco LLC) (July 15, 2021), a Delaware limited liability company.

2.)	Jefferies Credit Management LLC (January 9, 2020), a Delaware limited liability company.

3.)	JFAM GP LLC (April 13, 2017), a Delaware limited liability company.

a.)	JFAM GP LP (April 13, 2017), a Delaware partnership.

i. Jefferies Direct Lending Fund C LP (November 25 2019), a Delaware partnership.

aa. Jefferies DLF C Holdings LLC (February 11, 2020), a Delaware limited liability company.

a. Jefferies Direct Lending Fund C SPE LLC (February 11, 2020), a Delaware limited liability company.

m.	Jefferies Senior Lending LLC (April 26, 2021), a Delaware limited liability company.

n.	JFIN Revolver Holdings IV LLC (January 4, 2022), a Delaware limited liability company.

M.	Berkshire Way LLC (June 14, 2012), a Delaware limited liability company.

N.	MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company.

O.	MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company.

P.	Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company.

Q.	MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company.

R.	Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company. MassMutual’s ownership is 37% and 63% is held by MassMutual Trad Private Equity LLC.

1. Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company.

a.	Lyme Adirondack Timber Sales, LLC (December 16, 2016), a Delaware company. (Note: Lyme Adirondack Timber Sales, Inc. merged with and into this company effective December 31, 2016.)

b. Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company.

c.	Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company.

S.	MassMutual International LLC (February 19, 1996), a Delaware limited liability company.

1. MassMutual Solutions LLC (June 20, 2019), a Delaware limited liability company.

a.	Haven Technologies Asia Limited (July 9, 2019), a Hong Kong technology company (formerly, HarborTech (Asia) Limited).

T.	Insurance Road LLC (May 3, 2017), a Delaware limited liability company.

1. MassMutual Intellectual Property LLC (May 3, 2017), a Delaware limited liability company.

2. MassMutual Trad Private Equity LLC (May 3, 2017), a Delaware limited liability company.

3. Trad Investments I LLC (September 11, 2018), a Delaware limited liability company.

U.	MassMutual Mortgage Lending LLC (October 30, 2017), a Delaware limited liability company.

V.	MM Copper Hill Road LLC (October 5, 2017), a Delaware limited liability company.

W.	EM Opportunities LLC (January 16, 2018), a Delaware limited liability company.

X.	MassMutual MCAM Insurance Company, Inc. (March 18, 2018), a Vermont captive insurance company.

Y.	CML Global Capabilities (December 2, 2019), a Delaware limited liability company.
Z.	MM Global Capabilities I LLC (December 2, 2019), a Delaware limited liability company.

1.	MassMutual Global Business Services India LLP (December 23, 2019), a limited partnership domiciled in the Republic of India.

AA.	MM Global Capabilities II LLC (December 2, 2019), a Delaware limited liability company.

1.	MM Global Capabilities (Netherlands) B.V. (February 28, 2020), a company domiciled in the Netherlands (MM Global Capabilities I LLC and MM Global Capabilities II LLC are the partners of this company).

a.	MassMutual Global Business Services Romania S.R.L. (March 31, 2020), a company domiciled in Romania.

BB.	MM Global Capabilities III LLC (December 3, 2019), a Delaware limited liability company that serves as a limited partner and holds ownership shares in MassMutual Global Business Services India LLP.

CC.	MM Investment Holding (September 21, 2020), a Cayman Islands company.

1.	MML Management Corporation (October 14, 1968), a Massachusetts corporation.
a.	MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.

b.	MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws.

2.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) (owned 99.61% by MM Investment Holding and 0.39% by C.M. Life Insurance Company).

a.	MMAF Equipment Finance LLC 2013-A (July 19, 2013), a Delaware limited liability company.
b.	MMAF Equipment Finance LLC 2014-A (May 7, 2014), a Delaware limited liability company.
c.	MMAF Equipment Finance LLC 2015-A (April 22, 2015), a Delaware limited liability company.
d.	MMAF Equipment Finance LLC 2016-A (March 24, 2016), a Delaware limited liability company.
e.	MMAF Equipment Finance LLC 2017-A (April 11, 2017), a Delaware limited liability company.
f.	MMAF Equipment Finance LLC 2017-B (October 30, 2017), a Delaware limited liability company.
g.	MMAF Equipment Finance LLC 2018-A (April 24, 2018), a Delaware limited liability company.

h.	MMAF Equipment Finance LLC 2019-A (February 20, 2019), a Delaware limited liability company.

i.	MMAF Equipment Finance LLC 2019-B (August 23, 2019), a Delaware limited liability company.

j.	Rozier LLC (December 26, 2018), a Delaware limited liability company.

k.	MMAF Equipment Finance LLC 2021-A (April 12, 2021), a Delaware limited liability company.

DD.	MML CM LLC (November 10, 2020), a Delaware limited liability company.

1.	Blueprint Income LLC (May 4, 2016), a New York limited liability company.

2.	Flourish Financial LLC (November 3, 2017), a Delaware limited liability company.

3.	Flourish Technologies LLC (May 11, 2021), a Delaware limited liability company.

4.	Flourish Digital Assets LLC (May 11, 2021), a Delaware limited liability company.

5.	Flourish Holding Company LLC (February 14, 2022), a Delaware limited liability company.

a.	Flourish Insurance Agency LLC (February 18, 2022), a Delaware limited liability company.

EE.	Glidepath Holdings Inc. (February 4, 2021), a Delaware corporation.

1.	Great American Life Insurance Company (December 29, 1961), an Ohio corporation.

a.	Annuity Investors Life Insurance Company (November 13, 1981), an Ohio corporation.

b.	AAG Insurance Agency, LLC (December 6, 1994), a Kentucky corporation.

c.	Great American Advisors, LLC (December 10, 1993), an Ohio corporation.

d.	Manhattan National Holding Corporation (August 27, 2008), an Ohio corporation.

1.) Manhattan National Life Insurance Company (May 21, 2014), an Ohio corporation.

FF.	ITPS Holding LLC (May 18, 2021, a Delaware limited liability company.

1.	HITPS LLC (May 24, 2021), a Delaware limited liability company.

GG.	MM/Barings Multifamily TEBS 2020 LLC (April 2, 2020) a Delaware limited liability company that engages in bond and mortgage loan securitization transactions.

HH.	MM Direct Private Investments Holding LLC (September 16, 2021), a Delaware limited liability company that acts act as a holding company.

1. MM Direct Private Investments UK Limited (September 27, 2021), a UK private limited company that holds investments.

The following companies are not considered subsidiary companies of Massachusetts Mutual Life Insurance Company (“MassMutual”) however MassMutual or its subsidiaries hold at least 20% ownership of the voting rights or capital of the companies below.

AMHERST LONG TERM OWNER HOLDINGS, LLC

Delaware, U.S.A – 4439028

MassMutual’s interest is 24.5%

CRANE VENTURE PARTNERS LLP

United Kingdom – No number available.

MassMutual Ventures Holding LLC’s interest is 33%

HANOVER/BABSON EQUITY INVESTORS MANAGER, LLC

Delaware, U.S.A. – 3858025

Incorporated on September 22, 2004, a Delaware limited liability company that is the managing member of Hanover Babson Equity Investors LLC. Barings LLC holds 50% of the ownership interest in this company.

MASSMUTUAL ASIA LIMITED (SPV)

Hong Kong – 2768716

This entity’s sole purpose is to hold intellectual property rights in the name MassMutual Asia following the sale of MassMutual Asia Limited. MassMutual International LLC’s ownership interest is 100%.

MML SERIES INVESTMENT FUND

Massachusetts, U.S.A. – T00009268

A Massachusetts business trust.

MML SERIES INVESTMENT FUND II

Massachusetts, U.S.A. – 000888280

A Massachusetts business trust.

MASSMUTUAL PREMIER FUNDS

Massachusetts, U.S.A. – T00472343

A Massachusetts business trust.

MASSMUTUAL SELECT FUNDS

Massachusetts, U.S.A. – T00431735

A Massachusetts business trust.

ROTHESAY LIMITED (FORMERLY KNOWN AS ROTHESAY HOLDCO UK LIMITED)

England & Wales – 08668809.

MM Rothesay Holdco LLC’s interest is 48.9%.

YUNFENG FINANCIAL GROUP LIMITED

Hong Kong – No number available.

MassMutual International LLC’s ownership interest is 24.9%.

MassMutual has a 48.9% ownership interest in Rothesay Limited (through MM Rothesay Holdco US LLC). The following companies are affiliated with Rothesay Limited.

LT MORTGAGE FINANCING LIMITED

England & Wales – 09444756

ROTHESAY ASSET MANAGEMENT AUSTRALIA PTY LTD

New South Wales, Australia

ROTHESAY ASSET MANAGEMENT UK LIMITED

England & Wales – 10985333

ROTHESAY ASSET MANAGEMENT US LLC

Delaware, U.S.A. – 6570152

ROTHESAY FOUNDATION

England & Wales – 12263987

ROTHESAY LIFE PLC

England & Wales – 06127279

ROTHESAY MA NO. 1 LIMITED

England & Wales – 11641166

ROTHESAY MA NO. 2 LIMITED

England & Wales – 11877651

ROTHESAY MA NO. 3 LIMITED

England & Wales – 12300383

ROTHESAY MA NO. 4 LIMITED

England & Wales – 12300511

ROTHESAY PENSIONS MANAGEMENT LIMITED

England & Wales – 06195160

ROTHESAY PROPERTY PARTNERSHIP 1 LLP

England & Wales – oc436469

The following are investment-related special purpose entities of Barings LLC (“Barings”). All are 100% owned unless otherwise specified.

ALAND ROYALTY GP, LLC

Delaware – 6887128

ALASKA FUTURE FUND GP, LLC

Delaware – 7621080

BAI FUNDS SLP, LLC

Delaware – 7056431

BAI GP, LLC

Delaware – 6972999

Barings ERS PE Emerging Manager III GP, LLC

Delaware – 7443853

BARING INVESTMENT SERIES LLC

Delaware, U.S.A. – 4057176

BARINGS CMS Fund GP, LLC

Delaware, U.S.A. – 4057176

BARINGS ASSET-BASED INCOME FUND (US) GP, LLC

Delaware, U.S.A. – 6399905

BARINGS CLO INVESTMENT PARTNERS GP, LLC

Delaware, U.S.A. – 5895167

BARINGS CORE PROPERTY FUND GP LLC

Delaware, U.S.A. – 4219093

BARINGS DIRECT LENDING GP LTD.

Cayman Islands - WC-331849

BARINGS EMERGING GENERATION FUND GP, LLC

Delaware, U.S.A. – 7715719

BARINGS EMERGING GENERATION FUND II GP, LLC
Delaware, U.S.A. – 6638604

BARINGS ERS PE EMERGING MANAGER III GP, LLC

Delaware, U.S.A. – 7443853

BARINGS GLOBAL ENERGY INFRASTRUCTURE ADVISERS LLC

Delaware, U.S.A. – 6187863

BARINGS GLOBAL INVESTMENT FUNDS (U.S.) MANAGEMENT, LLC

Delaware, U.S.A. – 4864959

BARINGS GLOBAL REAL ASSETS FUND GP, LLC

Delaware, U.S.A. – 6662271

BARINGS GPSF LLC

Delaware, U.S.A. – 3022744

251 Little Falls Drive

Wilmington, DE 19808

BARINGS HOTEL OPPORTUNITY VENTURE I GP, LLC

Delaware, U.S.A. – 5939453

BARINGS NORTH AMERICAN PRIVATE LOAN FUND MANAGEMENT, LLC

Delaware, U.S.A. – 6131639

BARINGS NORTH AMERICAN PRIVATE LOAN FUND II MANAGEMENT, LLC

Delaware, U.S.A. – 7868270

BARINGS NORTH AMERICAN PRIVATE LOAN FUND III MANAGEMENT, LLC

Delaware, U.S.A. – 6640173

BARINGS SMALL BUSINESS FUND LLC

Delaware, U.S.A. – 7875829

BENTON STREET ADVISORS, INC.

Cayman Islands – MC-186805

BHOVI INCENTIVE LLC

Delaware, U.S.A. – 6268804

BID REAL ESTATE FUND GP LLC

Delaware, U.S.A. – 5084245

BRECS VII GP LLC

Delaware, U.S.A. – 61147

BREDIF GP LLC

Delaware, U.S.A. – 3853440

CHY VENTURE GP LLC

Delaware, U.S.A. – 5411451

CREF X GP LLC

Delaware, U.S.A. – 5516583

GREAT LAKES III GP, LLC

Delaware, U.S.A. – 5254174

LAKE JACKSON LLC

Delaware, U.S.A. – 6339374

LOAN STRATEGIES MANAGEMENT LLC

Delaware, U.S.A. – 3917386

MEZZCO AUSTRALIA II LLC

Delaware, U.S.A. – 5346304

MEZZCO III LLC (99.3% owned by Barings LLC)

Delaware, U.S.A. – 4557758

MEZZCO IV LLC

Delaware, U.S.A. – No number available

RECSA-NY GP LLC

Delaware, U.S.A. – 6101306

SBNP SIA II LLC

Delaware, U.S.A. – 5833355

SBNP SIA III LLC

Delaware, U.S.A. – 7777304

SOMERSET SPECIAL OPPORTUNITIES MANAGEMENT LLC

Delaware, U.S.A. – 4332016

The following are investment-related special purpose entities of MassMutual Asset Finance LLC. All are 100% owned, Delaware limited liability companies that hold a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.

MMAF EQUIPMENT FINANCE LLC 2013-A

Delaware, U.S.A. – 5370438

MMAF EQUIPMENT FINANCE LLC 2014-A

Delaware, U.S.A. – 5529636

MMAF EQUIPMENT FINANCE LLC 2015-A

Delaware, U.S.A. – 5728397

MMAF EQUIPMENT FINANCE LLC 2016-A

Delaware, U.S.A. – 5997468

MMAF EQUIPMENT FINANCE LLC 2017-A

Delaware, U.S.A. – 6376507

MMAF EQUIPMENT FINANCE LLC 2017-B

Delaware, U.S.A. – 6597543

MMAF EQUIPMENT FINANCE LLC 2018-A

Delaware, U.S.A. – 6858051

MMAF EQUIPMENT FINANCE LLC 2019-A

Delaware, U.S.A. – 7290442

MMAF EQUIPMENT FINANCE LLC 2019-B

Delaware, U.S.A. – 7574275

ROZIER LLC

Delaware, U.S.A. – 7211334

The following are portfolio companies in which MassMutual, together with its subsidiaries, own at least 20%. The ownership percentage is indicated.

ALAND ROYALTY HOLDINGS LP

A Delaware limited liability company formed on May 15, 2018. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 26.69%.

CHASSIS ACQUISITION HOLDING LLC

A Delaware limited liability company formed on April 14, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 30%.

CRA AIRCRAFT HOLDING LLC

A Delaware limited liability company formed on October 25, 2016. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 40%.

EIP HOLDINGS I, LLC (formerly, Solar Acquisition Holding I LLC)

A Delaware limited liability company formed on October 9, 2015. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 28.96%.

RED LAKE VENTURES, LLC

A Delaware limited liability company formed on April 21, 2014. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 31.52%.

TIMBERLAND FOREST HOLDING LLC

A Delaware limited liability company formed on October 12, 2015. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 37%.

VALIDUS HOLDING COMPANY LLC

A Delaware limited liability company formed on December 15, 2020. Barings LLC is the manager of this entity and MassMutual’s investment ownership is 40.44%.

VGS ACQUISITION HOLDING, LLC

A Delaware limited liability company formed on July 24, 2015. Barings LLC is the manager of this entity and MassMutual Holding LLC’s investment ownership is 33.33%.

MassMutual has a 50% voting ownership interest in JFIN Parent LLC (“Jefferies”).

The following are collateralized loan obligation vehicles of Apex Credit Holdings.

JFIN CLO 2012 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans. Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2013 LTD.

A Cayman Islands collateralized loan obligation vehicle senior secured term loans. Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2014-II LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. Apex Credit Holdings LLC owns 100% of the subordinated notes of the CLO, and the CLO is managed by Apex Credit Partners LLC.

JFIN CLO 2015 LTD.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2015-II Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. Apex Credit Holdings LLC owns 85% of this company.

JFIN CLO 2016 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2017 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

JFIN CLO 2017-II Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured term loans. The CLO is managed by Apex Credit Partners LLC, with Apex Credit Holdings LLC owning 100% of the subordinated notes of the CLO.

The following are collateralized loan obligation vehicles of Jefferies Finance LLC, a subsidiary of Jefferies.

JFIN REVOLVER CLO 2017 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLER CLO 2017-II Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER 2017-III Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2018 Ltd.

A Cayman Islands collateralized loan obligation vehicle in senior secured revolving credit loans. The CLO is managed by Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN REVOLVER CLO 2019 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO .

JFIN REVOLVER CLO 2019-II LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO .

JFIN REVOLVER CLO 2020 LTD.

A Cayman Islands collateralized loan obligation vehicle investing in senior secured revolver credit loans. Jefferies Finance LLC owns 100% of the subordinated notes of the CLO.

JFIN Revolver CLO 2021-II Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN Revolver CLO 2021-V Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN REVOLVER CLO 2022-II LTD.

A Cayman Islands company that invests in revolving credit loans. Jefferies Finance LLC owns 100%

JFIN REVOLVER FUND, L.P.

A Delaware limited partnership formed to hold investments in revolving credit loans originated by Jefferies Finance LLC. MassMutual ownership is 57.95%

JFIN Revolver Funding 2021 Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN Revolver Funding 2021-III Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN Revolver Funding 2021-IV Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

JFIN Revolver Funding 2022-I Ltd.

A Delaware limited company that invests in revolving credit loans. Jefferies Finance LLC owns 100%.

The following are investment-related special purpose entities of Baring Asset Management Limited.

BARINGS CORE FUND FEEDER I GP S.À.R.L.

Luxembourg – No number available

This company is wholly owned by Baring Asset Management Limited.

BARINGS EUROPEAN DIRECT LENDING 1GP LLP

England & Wales – OC398370

A limited liability partnership organized under the laws of England and Wales.

(99.9% owned by Barings Global Advisors Limited and 0.1% owned by Barings Asset Management Limited.)

BARINGS GPC GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Global Credit Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS INVESTMENT FUND (LUX) GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

BARINGS UMBRELLA FUND (LUX) GP S.À.R.L.

Luxembourg – No number available

A Luxembourg company that acts as the general partner to Barings Investment Fund (LUX) SCSp, SICAV-SIF. This company is wholly owned by Baring Asset Management Limited.

PREIF HOLDINGS LIMITED PARTNERSHIP

United Kingdom – No number available

This company is wholly owned by Baring Asset Management Limited.

The following is an investment-related special purpose entity of Baring Fund Managers Limited.

BCGSS 2 GP LLP

England & Wales – OC394864

This entity is 99.9% owned by Baring Fund Managers Limited and 0.1% owned by Barings Asset Management Limited.

II.	REGISTERED INVESTMENT COMPANY AFFILIATES:

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

•	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company.
•	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company.
•	MassMutual Advantage Funds, a Massachusetts business trust that operates as a management investment company.
•	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.
•	MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.
•	MassMutual Access Pine Point Fund, a Delaware statutory trust that operates as a management investment company.
•	Barings Participation Investors, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings Global Short Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.
•	Barings BDC, Inc., a Maryland publicly-traded, externally managed business development company.

Item 33.           Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 34.           Principal Underwriters

(a)              MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts/policies/certificates sold by its registered representatives, and MML Distributors, LLC (“MML Distributors”) serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MMLIS and MML Distributors, either jointly or individually, act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II, MassMutual Premier Funds, MassMutual Select Funds, and certain series of the MML Series Investment Fund and MML Series Investment Fund II.

MML Distributors also acts as principal underwriter for certain contracts that utilize the following registered separate accounts of Talcott Resolution Life Insurance Company:

Talcott Resolution Life Insurance Company - DC Variable Account I

Talcott Resolution Life Insurance Company - Separate Account Two

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)

Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Eleven

Talcott Resolution Life Insurance Company - Separate Account Twelve

(b)              MMLIS and MML Distributors are the principal underwriters for this Certificate. The following people are officers and directors of MMLIS and member representative and officers of MML Distributors:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

Wendy Benson	Director and President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Sean Newth	Director	*

John Vaccaro	Director, Chief Executive Officer and Chairman of the Board	*

William F. Monroe, Jr.	Vice President and Chief Product & Services Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd. Charlotte, NC 28277

Nathan Hall	Chief Financial Officer and Treasurer	*

Robert Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Courtney Reid	Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Michael Gilliland	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

Anthony Frogameni	Chief Privacy Officer	*

Vaughn Bowman	Vice President	*

Brian Foley	Vice President	*

Daken Vanderburg	Vice President	*

Mary B. Wilkinson	Vice President	11215 North Community House Rd. Charlotte, NC 28277

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd. Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd. Charlotte, NC 28277

Edward K. Duch, III	Assistant Secretary	*

Amy Francella	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Pablo Cabrera	Assistant Treasurer	*

Jeffrey Sajdak	Assistant Treasurer	*

Julieta Sinisgalli	Assistant Treasurer	*

Kevin Lacomb	Assistant Treasurer	*

Mary Helmlinger	Continuing Education Officer	*

Mario Morton	Registration Manager	*

Kelly Pirrotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

Michelle Pedigo	Regional Vice President	*

Lee Zuber	Regional Vice President	*

*	1295 State Street, Springfield, MA 01111-0001

MEMBER REPRESENTATIVE AND OFFICERS OF MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Michael Fanning	Member Representative	*

Paul LaPiana	Chief Executive Officer and President	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Robert S. Rosenthal	Vice President, Chief Legal Officer and Secretary	*

Aruna Hobbs	Vice President	One Marina Parke Avenue Boston, MA 02210

James P. Puhala	Chief Compliance Officer	*

Kelly Pirrotta	AML Compliance Officer	*

Vincent Baggetta	Chief Risk Officer	*

Edward K. Duch, III	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Pablo Cabrera	Assistant Treasurer	*

Kevin Lacomb	Assistant Treasurer	*

Jeffrey Sajdak	Assistant Treasurer	*

Julieta Sinisgalli	Assistant Treasurer	*

Stephen Alibozek	Entity Contracting Officer	*

Mario Morton	Registration Manager and Continuing Education Officer	*

*	1295 State Street, Springfield, MA 01111-0001

(c)          Compensation From the Registrant

For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 35.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company 1295 State Street, Springfield, MA 01111-0001

Item 36.	Management Services

Not Applicable

Item 37.	Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF

THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Strategic Group Variable Universal Life® (“GVUL”) policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington and the state of North Carolina, on this 18th day of April, 2022.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By	ROGER W. CRANDALL*
Roger W. Crandall
President and Chief Executive Officer (principal executive officer)
Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	April 18, 2022
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	April 18, 2022
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	April 18, 2022
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	April 18, 2022
Mark T. Bertolini

KATHLEEN A. CORBET *	Director	April 18, 2022
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	April 18, 2022
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	April 18, 2022
Isabella D. Goren

BERNARD A. HARRIS, JR. *	Director	April 18, 2022
Bernard A. Harris, Jr.

MICHELLE K. LEE *	Director	April 18, 2022
Michelle K. Lee

JEFFREY M. LEIDEN *	Director	April 18, 2022
Jeffrey M. Leiden

LAURA J. SEN *	Director	April 18, 2022
Laura J. Sen

WILLIAM T. SPITZ *	Director	April 18, 2022
William T. Spitz

H. TODD STITZER *	Director	April 18, 2022
H. Todd Stitzer

/s/ GARY F. MURTAGH
* Gary F. Murtagh
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit
Item 30.	Exhibit (d)	i. Form of Flexible Premium Adjustable Variable Life Certificate with Variable Rider
Item 30.	Exhibit (d)	ii. Form of Accidental Death and Dismemberment Rider
Item 30.	Exhibit (d)	iii. Form of Waiver of Monthly Charges Rider
Item 30.	Exhibit (d)	iv. Form of Accelerated Benefits Rider
Item 30.	Exhibit (e)	Application for Flexible Premium Adjustable Variable Life Certificate with Variable Rider
Item 30.	Exhibit (n)	ii. b. Powers of Attorney for:
• Bernard A. Harris, Jr. • Michelle K. Lee
Item 30.	Exhibit (q)	SEC Procedures Memorandum dated April 1, 2022, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy